Shareholder Report, Holdings (Details)	Oct. 31, 2024
Delaware Global Listed Real Assets Fund - Class A | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Delaware Global Listed Real Assets Fund - Class A | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Delaware Global Listed Real Assets Fund - Class A | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Delaware Global Listed Real Assets Fund - Class A | Cellnex Telecom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Global Listed Real Assets Fund - Class A | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Delaware Global Listed Real Assets Fund - Class A | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Delaware Global Listed Real Assets Fund - Class A | Athens International Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Delaware Global Listed Real Assets Fund - Class A | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Delaware Global Listed Real Assets Fund - Class A | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class A | Atlas Arteria [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.62%
Delaware Global Listed Real Assets Fund - Class A | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Delaware Global Listed Real Assets Fund - Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Global Listed Real Assets Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Delaware Global Listed Real Assets Fund - Class A | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Global Listed Real Assets Fund - Class A | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Delaware Global Listed Real Assets Fund - Class A | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Delaware Global Listed Real Assets Fund - Class A | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Delaware Global Listed Real Assets Fund - Class A | Closed-Ended Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Delaware Global Listed Real Assets Fund - Class C | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Delaware Global Listed Real Assets Fund - Class C | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Delaware Global Listed Real Assets Fund - Class C | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Delaware Global Listed Real Assets Fund - Class C | Cellnex Telecom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Global Listed Real Assets Fund - Class C | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Delaware Global Listed Real Assets Fund - Class C | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Delaware Global Listed Real Assets Fund - Class C | Athens International Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Delaware Global Listed Real Assets Fund - Class C | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Delaware Global Listed Real Assets Fund - Class C | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class C | Atlas Arteria [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.62%
Delaware Global Listed Real Assets Fund - Class C | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Delaware Global Listed Real Assets Fund - Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Global Listed Real Assets Fund - Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Delaware Global Listed Real Assets Fund - Class C | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Global Listed Real Assets Fund - Class C | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Delaware Global Listed Real Assets Fund - Class C | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Delaware Global Listed Real Assets Fund - Class C | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Delaware Global Listed Real Assets Fund - Class C | Closed-Ended Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Delaware Global Listed Real Assets Fund - Class R | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Delaware Global Listed Real Assets Fund - Class R | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Delaware Global Listed Real Assets Fund - Class R | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Delaware Global Listed Real Assets Fund - Class R | Cellnex Telecom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Global Listed Real Assets Fund - Class R | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Delaware Global Listed Real Assets Fund - Class R | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Delaware Global Listed Real Assets Fund - Class R | Athens International Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Delaware Global Listed Real Assets Fund - Class R | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Delaware Global Listed Real Assets Fund - Class R | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class R | Atlas Arteria [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class R | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.62%
Delaware Global Listed Real Assets Fund - Class R | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Delaware Global Listed Real Assets Fund - Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Global Listed Real Assets Fund - Class R | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Delaware Global Listed Real Assets Fund - Class R | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Global Listed Real Assets Fund - Class R | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Delaware Global Listed Real Assets Fund - Class R | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Delaware Global Listed Real Assets Fund - Class R | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Delaware Global Listed Real Assets Fund - Class R | Closed-Ended Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Delaware Global Listed Real Assets Fund - Institutional Class | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Delaware Global Listed Real Assets Fund - Institutional Class | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Delaware Global Listed Real Assets Fund - Institutional Class | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Delaware Global Listed Real Assets Fund - Institutional Class | Cellnex Telecom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Global Listed Real Assets Fund - Institutional Class | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Delaware Global Listed Real Assets Fund - Institutional Class | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Delaware Global Listed Real Assets Fund - Institutional Class | Athens International Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Delaware Global Listed Real Assets Fund - Institutional Class | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Delaware Global Listed Real Assets Fund - Institutional Class | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Institutional Class | Atlas Arteria [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.62%
Delaware Global Listed Real Assets Fund - Institutional Class | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Delaware Global Listed Real Assets Fund - Institutional Class | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Global Listed Real Assets Fund - Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Delaware Global Listed Real Assets Fund - Institutional Class | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Global Listed Real Assets Fund - Institutional Class | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Delaware Global Listed Real Assets Fund - Institutional Class | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Delaware Global Listed Real Assets Fund - Institutional Class | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Delaware Global Listed Real Assets Fund - Institutional Class | Closed-Ended Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Delaware Global Listed Real Assets Fund - Class R6 | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Delaware Global Listed Real Assets Fund - Class R6 | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
Delaware Global Listed Real Assets Fund - Class R6 | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Delaware Global Listed Real Assets Fund - Class R6 | Cellnex Telecom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Delaware Global Listed Real Assets Fund - Class R6 | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
Delaware Global Listed Real Assets Fund - Class R6 | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
Delaware Global Listed Real Assets Fund - Class R6 | Athens International Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
Delaware Global Listed Real Assets Fund - Class R6 | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Delaware Global Listed Real Assets Fund - Class R6 | Enbridge [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class R6 | Atlas Arteria [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
Delaware Global Listed Real Assets Fund - Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.62%
Delaware Global Listed Real Assets Fund - Class R6 | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Delaware Global Listed Real Assets Fund - Class R6 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Delaware Global Listed Real Assets Fund - Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Delaware Global Listed Real Assets Fund - Class R6 | Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Delaware Global Listed Real Assets Fund - Class R6 | Exchange-Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Delaware Global Listed Real Assets Fund - Class R6 | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
Delaware Global Listed Real Assets Fund - Class R6 | Non-Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
Delaware Global Listed Real Assets Fund - Class R6 | Closed-Ended Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%